Quarterly Results of Operations (Unaudited) (Quarterly Results of Operations) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 29, 2018
Total interest income	$ 6,139,000	$ 6,129,000	$ 5,944,000	$ 5,439,000	$ 5,395,000	$ 5,457,000	$ 5,348,000	$ 5,174,000	$ 23,651,000	$ 21,374,000	$ 20,469,000
Total interest expense	1,001,000	950,000	890,000	794,000	774,000	752,000	702,000	627,000	3,635,000	2,855,000	2,268,000
Net interest income	5,138,000	5,179,000	5,054,000	4,645,000	4,621,000	4,705,000	4,646,000	4,547,000	20,016,000	18,519,000	18,201,000
Provision for loan losses	106,000	32,000	41,000	158,000	50,000	149,000	135,000	105,000	337,000	439,000	466,000
Change in equity security value	(43,000)	(4,000)	52,000	(6,000)
Gain (loss) on the sale of securities	(173,000)			(15,000)	2,000	2,000	4,000	504,000	(188,000)	512,000	218,000
Other income	1,332,000	1,245,000	1,444,000	1,195,000	1,199,000	1,217,000	1,252,000	1,112,000
Merger and acquisition expense	259,000	185,000	376,000	64,000	13,000				884,000	13,000	347,000
Other expense	4,859,000	4,847,000	4,530,000	4,341,000	4,822,000	4,442,000	4,229,000	4,269,000
Income before income taxes	1,030,000	1,356,000	1,603,000	1,256,000	937,000	1,333,000	1,538,000	1,789,000	5,245,000	5,597,000	5,975,000
Income tax (benefit) provision	(187,000)	(29,000)	(372,000)	(71,000)	359,000	127,000	244,000	330,000	(659,000)	1,060,000	819,000
Net income	$ 1,217,000	$ 1,385,000	$ 1,975,000	$ 1,327,000	$ 578,000	$ 1,206,000	$ 1,294,000	$ 1,459,000	$ 5,904,000	$ 4,537,000	$ 5,156,000
Basic earnings per share	$ 0.24	$ 0.27	$ 0.39	$ 0.28	$ 0.12	$ 0.25	$ 0.27	$ 0.31	$ 1.18	$ 0.95	$ 1.07
Diluted earnings per share	0.24	0.27	0.39	0.28	0.12	0.25	0.27	0.31	1.18	0.95	1.07
Per-share data: Cash dividends	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.88	$ 0.88	$ 0.88
Deferred tax liability related to previous 39.16% ownership in LCB					$ 368,000					$ 368,000
Previously Reported [Member]
Income tax (benefit) provision			$ 34,000
Net income			$ 1,569,000
Basic earnings per share			$ 0.31
Diluted earnings per share			$ 0.31
Liverpool Community Bank [Member]
Deferred tax liability related to previous 39.16% ownership in LCB												$ 406,000